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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		September 30, 2009

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
11/12/09

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	52

Form 13F Table Value Total:  	97,133
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	   Value   Shares	Inv.	   Other    Voting Authority
							   x1000		Discretion Managers Sole   Shared None

AMERICAN CAMPUS COMMUNITIES	COM		024835100  2,332   86,864 	SOLE	   N/A	    33,364 0	  53,500
APARTMENT INVT & MGMT CO -A	CL A		03748R101  183 	   12,433 	SOLE	   N/A	    1,733  0	  10,700
ACADIA REALTY TRUST		COM SH BEN INT	004239109  300 	   19,921 	SOLE	   N/A	    8,376  0	  11,545
AMB PROPERTY CORP		COM		00163T109  945 	   41,161 	SOLE	   N/A	    15,561 0	  25,600
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109  773 	   14,227 	SOLE	   N/A	    2,427  0	  11,800
AVALONBAY COMMUNITIES INC	COM		053484101  2,383   32,764 	SOLE	   N/A	    12,103 0	  20,661
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203  1,114   100,912 	SOLE	   N/A	    38,612 0	  62,300
BIOMED REALTY TRUST INC		COM		09063H107  525 	   38,074 	SOLE	   N/A	    6,094  0	  31,980
BRE PROPERTIES INC		CL A		05564E106  398 	   12,724 	SOLE	   N/A	    2,025  0	  10,699
BOSTON PROPERTIES INC		COM		101121101  5,304   80,919 	SOLE	   N/A	    31,558 0	  49,361
CBL & ASSOCIATES PROPERTIES	COM		124830100  731 	   75,411 	SOLE	   N/A	    29,611 0	  45,800
CEDAR SHOPPING CENTERS INC	COM NEW		150602209  280 	   43,366 	SOLE	   N/A	    14,966 0	  28,400
MACK-CALI REALTY CORP		COM		554489104  2,296   71,014 	SOLE	   N/A	    27,514 0	  43,500
CAMDEN PROPERTY TRUST		SH BEN INT	133131102  1,272   31,553 	SOLE	   N/A	    10,953 0	  20,600
DEVELOPERS DIVERSIFIED RLTY	COM		251591103  1,646   178,173 	SOLE	   N/A	    60,873 0	  117,300
DIGITAL REALTY TRUST INC	COM		253868103  2,225   48,682 	SOLE	   N/A	    20,282 0	  28,400
DUKE REALTY CORP		COM NEW		264411505  1,108   92,263 	SOLE	   N/A	    35,163 0	  57,100
DIAMONDROCK HOSPITALITY CO	COM		252784301  289 	   35,699 	SOLE	   N/A	    5,999  0	  29,700
EDUCATION REALTY TRUST INC	COM		28140H104  494 	   83,356 	SOLE	   N/A	    28,656 0	  54,700
EASTGROUP PROPERTIES INC	COM		277276101  1,053   27,543 	SOLE	   N/A	    10,243 0	  17,300
EQUITY RESIDENTIAL		SH BEN INT	29476L107  3,532   115,043 	SOLE	   N/A	    43,043 0	  72,000
ESSEX PROPERTY TRUST INC	COM		297178105  1,483   18,633 	SOLE	   N/A	    6,420  0	  12,213
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206  1,664   27,112 	SOLE	   N/A	    10,312 0	  16,800
GAYLORD ENTERTAINMENT CO	COM		367905106  905 	   45,037 	SOLE	   N/A	    19,937 0	  25,100
GLIMCHER REALTY TRUST		SH BEN INT	379302102  930 	   253,330 	SOLE	   N/A	    79,130 0	  174,200
HEALTH CARE REIT INC		COM		42217K106  3,153   75,757 	SOLE	   N/A	    29,792 0	  45,965
HCP INC				COM		40414L109  3,715   129,245 	SOLE	   N/A	    45,545 0	  83,700
HIGHWOODS PROPERTIES INC	COM		431284108  2,092   66,529 	SOLE	   N/A	    26,729 0	  39,800
HOSPITALITY PROPERTIES 	TRUST	COM SH BEN INT	44106M102  1,296   63,619 	SOLE	   N/A	    23,919 0	  39,700
HRPT PROPERTIES TRUST		COM SH BEN INT	40426W101  747 	   99,400 	SOLE	   N/A	    15,300 0	  84,100
HOST HOTELS & RESORTS INC	COM		44107P104  2,306   195,880 	SOLE	   N/A	    74,047 0	  121,833
KIMCO REALTY CORP		COM		49446R109  2,268   173,900 	SOLE	   N/A	    63,410 0	  110,490
KILROY REALTY CORP		COM		49427F108  331 	   11,945 	SOLE	   N/A	    1,845  0	  10,100
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108  546 	   27,773 	SOLE	   N/A	    4,273  0	  23,500
LIBERTY PROPERTY TRUST		SH BEN INT	531172104  3,054   93,868 	SOLE	   N/A	    37,568 0	  56,300
MACERICH CO/THE			COM		554382101  1,590   52,408 	SOLE	   N/A	    17,938 0	  34,470
NATIONWIDE HEALTH PPTYS INC	COM		638620104  2,851   91,989 	SOLE	   N/A	    36,808 0	  55,181
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108  958 	   25,969 	SOLE	   N/A	    9,963  0	  16,006
PLUM CREEK TIMBER CO		COM		729251108  1,589   51,864 	SOLE	   N/A	    8,464  0	  43,400
PENN REAL ESTATE INVEST TST	SH BEN INT	709102107  253 	   33,225 	SOLE	   N/A	    24,225 0	  9,000
PROLOGIS			SH BEN INT	743410102  2,485   208,473 	SOLE	   N/A	    71,582 0	  136,891
PUBLIC STORAGE			COM		74460D109  4,695   62,403 	SOLE	   N/A	    23,850 0	  38,553
REGENCY CENTERS CORP		COM		758849103  1,492   40,275 	SOLE	   N/A	    15,075 0	  25,200
RAYONIER INC			COM		754907103  1,533   37,471 	SOLE	   N/A	    6,071  0	  31,400
SUNSTONE HOTEL INVESTORS INC	COM		867892101  312 	   43,975 	SOLE	   N/A	    15,875 0	  28,100
TANGER FACTORY OUTLET CENTER	COM		875465106  884 	   23,666 	SOLE	   N/A	    8,597  0	  15,069
SL GREEN REALTY CORP		COM		78440X101  2,328   53,086 	SOLE	   N/A	    19,891 0	  33,195
SIMON PROPERTY GROUP INC	COM		828806109  11,526  166,009 	SOLE	   N/A	    65,158 0	  100,851
STARWOOD PROPERTY TRUST INC	COM		85571B105  1,213   59,895 	SOLE	   N/A	    27,095 0	  32,800
VORNADO REALTY TRUST		SH BEN INT	929042109  5,154   80,025 	SOLE	   N/A	    30,890 0	  49,135
VENTAS INC			COM		92276F100  4,417   114,736 	SOLE	   N/A	    44,948 0	  69,788
WASHINGTON REAL ESTATE INV	SH BEN INT	939653101  180 	   6240		SOLE	   N/A	    1,040  0	  5,200

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11/12/09
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
September 30, 2009.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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